PNC INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND
PNC INTERMEDIATE TAX EXEMPT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS I
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Total Annual Fund Operating Expenses		0.57%
Fee Waiver and Expense Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.54%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.53%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC INTERMEDIATE TAX EXEMPT BOND FUND CLASS I	55	180	315	711

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 37%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, PNC Capital

Advisors, LLC (the "Adviser") considers each security's yield and total return potential relative to other available municipal securities. The Fund normally will maintain a dollar-weighted average maturity of between three and ten years,

but this may vary in response to market conditions or if deemed appropriate for temporary defensive purposes.

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in

U.S. dollar-denominated securities (bonds) that generate income exempt from federal income tax (including the federal alternative minimum tax). A vote of the Fund's shareholders is necessary to change the Fund's fundamental policy.

Fund dividends may be taxable for state and local income tax purposes. Also,

some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains.

The Fund primarily invests in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. If a security is downgraded, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

PRINCIPAL RISKS
Call Risk. The Fund may be subject to the risk that during periods of falling interest rates, issuers of callable bonds may call, or redeem, securities with higher coupons or interest rates prior to maturity. The Fund would then lose any potential price appreciation above the bond's call price and may have to reinvest in securities with a lower yield.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project,

municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The performance information below represents the performance of the PNC National

Tax-Exempt Bond Fund (the "Acquired Tax-Exempt Bond Fund"), a series of PNC

Funds, Inc., that was reorganized into the Fund on February 1, 2010. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class

I Shares from year to year and by showing how the average annual returns of the

Fund's Class I Shares compare with those of a broad measure of market performance. All returns reflect the effect of the expenses of the Acquired

Tax-Exempt Bond Fund. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_436/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         5.14%   (9/30/09)

Worst Quarter       -3.20%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 4.11%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC INTERMEDIATE TAX EXEMPT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		2.44%	3.90%	3.73%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	2.06%	3.73%	3.56%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	2.87%	3.78%	3.62%
S&P/Investortools Intermediate Municipal Bond Index	S&P/Investortools Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.62%	4.82%	5.09%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.